Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions						1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 05, 2021	Oct. 12, 2021	Jul. 15, 2019	Jul. 09, 2019	Jun. 13, 2019	Apr. 30, 2021	Jun. 30, 2020	Apr. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 19, 2020
Debt instrument face value				$ 5,000
Bird Rides [Member]
Line of credit facility, Collateral											The Vehicle Financing Facility is secured by a first priority perfected security interest in vehicles, collections from revenue generated by vehicles, and a reserve account related to such vehicles contributed by the Company to the SPV (collectively, “Collateral”).
Debt instrument, Basis spread on Variable rate				9.50%
Line of credit facility, Frequency of payments											monthly
Line of credit facility, Periodic payment, Principal										$ 7,100	$ 7,900
Debt instrument face value					$ 45,000
Proceeds from issuance of debt			$ 5,000		$ 45,000
Long term debt, Gross			$ 50,000
Class of warrant or right, Number of securities called by warrants or rights			0.2
Share price			$ 20.70
Derivative liability			$ 5,000												$ 600
Debt instrument, Unamortized discount			$ 5,000
Payments for repurchase of warrants							$ 600	$ 2,000	$ 3,000
Repayments of debt						$ 31,200					40,610	$ 18,752	$ 18,776	$ 21,337
Gain loss on extinguishment of debt						2,300					(2,304)	$ 0	$ 0	$ (1,514)
Interest expense, Debt										300	$ 2,700
Scooter Lease [Member] | Bird Rides [Member]
Lessee, Operating lease, Restriction or covenant											The Scooter Lease includes two financial covenants: one requires the Company to maintain a minimum liquidity of $20 million at all times, and the other requires the Company to maintain a minimum tangible net worth of $30 million as of the last business day of each calendar month.
Minimum liquidity										20,000	$ 20,000
Minimum tangible net worth										30,000	30,000
Cash Maintained As Collateral In Reserve Account [Member] | Bird Rides [Member]
Restricted cash										16,200	16,200
Apollo Credit Agreement [Member] | Bird Rides [Member]
Debt issuance costs, Gross										1,600	1,600
Vehicle Financing Facility [Member] | Apollo Credit Agreement [Member] | Bird Rides [Member]
Line of credit facility, maximum borrowing capacity						$ 40,000
Line of credit facility, Description						no right to re-borrow any portion of the Vehicle Financing Facility that is repaid or prepaid.
Proceeds from line of credit	$ 19,500									8,400	19,200
Line of credit										$ 11,300	$ 11,300
Debt instrument, Maturity date		Apr. 27, 2024									Apr. 27, 2024
Debt instrument, Payment terms											On the fourth business day of each month prior to the Final Maturity Date, the Company is required to repay principal outstanding under the Vehicle Financing Facility based on a pre-set monthly amortization schedule (such amount, the “Amortization Amount”). In addition, on the fourth business day of each of January, April, July, and October, the Company is required to repay an additional amount of principal outstanding under the Vehicle Financing Facility to the extent 50% of revenues generated from the underlying Collateral is greater than the sum of the Amortization Amount due for the preceding quarter (such payment, the “Amortization Catch-Up Amount”).
Percentage of revenues generated from collateral determining repayment of additional amount of principal outstanding under the facility											50.00%
Line of credit facility, Covenant requirements, Number of days within which monthly reports are required to be provided											30 days
Line of credit facility, Covenant terms											The primary negative covenant is a limitation on liens against vehicles included in the underlying Collateral, which restricts the Company from selling, assigning, or disposing of any Collateral contributed in connection with the Apollo Credit Agreement. The primary affirmative covenant is a requirement to provide monthly reports within 30 days after the end of each fiscal month and audited annual financial statements at a specified time.
Line of credit facility, Covenant compliance											The Company is currently in compliance with all the terms and covenants of the Apollo Credit Agreement
Vehicle Financing Facility [Member] | Apollo Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Bird Rides [Member]
Debt instrument, Basis spread on Variable rate		9.00%									9.00%